Consolidated statements of cash flows - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Operating activities
Net income	€ 1,033,956	€ 1,733,430
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,158,662	534,017
Change in deferred taxes, net	30,240	68,916
(Gain) loss from the sale of fixed assets, right-of-use assets, investments and divestitures	(101,109)	(835,604)
Compensation expense related to share-based plans	2,203	9,613
Cash inflow (outflow) from hedging	(12,697)
Investments in equity method investees, net	(19,586)	(8,815)
Interest expense, net	326,927	243,551
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(32,013)	(238,607)
Inventories	(168,963)	(156,665)
Other current and non-current assets	(73,579)	(60,912)
Accounts receivable from related parties	14,087	(14,217)
Accounts payable to related parties	95,040	44,740
Accounts payable, provisions and other current and non-current liabilities	(128,730)	123,322
Paid interest	(370,921)	(273,226)
Received interest	35,291	28,980
Income tax payable	353,058	427,841
Paid income taxes	(345,624)	(262,131)
Net cash provided by (used in) operating activities	1,796,242	1,364,233
Investing activities
Purchases of property, plant and equipment	(787,778)	(731,959)
Proceeds from sale of property, plant and equipment	10,896	29,475
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	(2,024,138)	(808,253)
Proceeds from divestitures	55,825	1,667,294
Net cash provided by (used in) investing activities	(2,745,195)	156,557
Financing activities
Proceeds from short-term debt	611,089	625,549
Repayments of short-term debt	(255,604)	(174,517)
Proceeds from short-term debt from related parties	281,200	52,146
Repayments of short-term debt from related parties	(112,200)	(37,746)
Proceeds from long-term debt	1,589,844	610,316
Repayments of long-term debt	(1,588,516)	(1,032,980)
Repayments of lease liabilities	(494,284)
Repayments of lease liabilities from related parties	(12,309)
Increase (decrease) of accounts receivable securitization program	649,018	(295,595)
Proceeds from exercise of stock options	11,629	44,443
Purchase of treasury stock	(464,457)	(37,221)
Dividends paid	(354,636)	(324,838)
Distributions to noncontrolling interests	(203,869)	(194,283)
Contributions from noncontrolling interests	40,805	30,554
Net cash provided by (used in) financing activities	(302,290)	(734,172)
Effect of exchange rate changes on cash and cash equivalents	70,665	(10,675)
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	(1,180,578)	775,943
Cash and cash equivalents at beginning of period	2,145,632	978,109
Cash and cash equivalents at end of period	€ 965,054	€ 1,754,052